PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD

Office equipment, at cost	$156,202	$162,327	$20,811
Less: accumulated depreciation	(85,521)	(115,806)	(14,847)

Property and equipment, net	$70,681	$46,521	$5,964